Note 11 - Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Explanation of significant changes in contract assets and contract liabilities [text block]
Balance, December 31, 2017	$-
Adjustment on initial application of IFRS 15	90,860
Adjusted balance, January 1, 2018	90,860

Amounts invoices and revenue deferred as at December 31, 2018	207,073
Recognition of deferred revenue included in the adjusted balance at the beginning of the period	(80,673)
Balance, December 31, 2018 (note 4.1)	$217,259